CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserve [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 33,000	$ 12,831,969	$ 913,739	$ 7,514,858	$ 517,197		$ 21,810,763
Balances at beginning (in shares) at Dec. 31, 2017	33,000,000
Net income				7,919,408			7,919,408
Statutory reserves			264,693	(264,693)
Foreign currency translation					(1,474,126)		(1,474,126)
Ending balance, value at Dec. 31, 2018	$ 33,000	12,831,969	1,178,432	15,169,573	(956,929)		28,256,045
Balances at ending (in shares) at Dec. 31, 2018	33,000,000
Net income				9,073,954			9,073,954
Statutory reserves			111,333	(111,333)
Foreign currency translation					(521,738)		(521,738)
Issuance of ordinary shares upon initial public offering, net of issuance costs	$ 2,000	7,415,077					7,417,077
Issuance of ordinary shares upon initial public offering, net of issuance costs (in shares)	2,000,000
Underwriter’s partial exercise of over-allotment option, net of issuance costs	$ 141	524,803					524,944
Underwriter's partial exercise of over-allotment option, net of issuance costs (in shares)	141,114
Net income from discontinued operation
Ending balance, value at Dec. 31, 2019	$ 35,141	20,771,849	1,289,765	24,132,194	(1,478,667)		44,750,282
Balances at ending (in shares) at Dec. 31, 2019	35,141,114
Statutory reserves			914,409	(914,409)
Foreign currency translation					3,220,363		3,220,363
Capital contribution	$ 3,163	2,407,133					2,410,296
Capital contribution, shares	3,162,580
Share based payment service	$ 250	287,500					287,750
Share based payment service, shares	250,000
Net loss from continued operation				8,047,864			8,124,736
Net income from discontinued operation				121,749		111,404	233,153
Ending balance, value at Dec. 31, 2020	$ 38,554	23,466,482	2,204,174	31,387,398	1,741,696	111,404	58,949,708
Balances at ending (in shares) at Dec. 31, 2020	38,553,694
Statutory reserves
Foreign currency translation					717,560		717,560
Share based payment service	$ 250	155,575					155,825
Share based payment service, shares	250,000
Net loss from continued operation				(58,629,885)		(2,918,680)	(61,548,565)
Net income from discontinued operation
Issuance of common stock - cash	$ 13,450	11,903,355					11,916,805
Issuance of common stock - cash, shares	13,450,000
Issuance of common stock for conversion of debt	$ 1,570	756,580					758,150
Issuance of common stock for conversion of debt, shares	1,570,137
Net income from discontinued operation				1,493,945			1,493,945
Acquisition of Fresh Joy						5,379,104	5,379,104
Disposition of Discontinue operation			(60,922)			(111,404)	(172,326)
Ending balance, value at Dec. 31, 2021	$ 53,824	$ 36,281,992	$ 2,143,252	$ (25,748,542)	$ 2,459,256	$ 2,460,424	$ 17,650,206
Balances at ending (in shares) at Dec. 31, 2021	53,823,831